15. RECLASSIFICATIONS OUT OF ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Tables)	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
RECLASSIFICATIONS OUT OF ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
	2015	2014
Accumulated Other Comprehensive Income (Loss) Components :

Foreign currency translations:
Balance at beginning of period	$––	$364,355
Current period currency translation adjustments	––	(3,621)
Amounts reclassified on closing of U.K. branch in 2014	––	(360,734)
Balance at end of period	$––	$––

Accumulated Other Comprehensive Income (Loss) end of period	$––	$––